RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts charged to:
Research and Development expense		$ 7,694	$ 4,441	$ 732
General and administrative expense		6,953	2,639	416
Related Party [Member]
Amounts charged to:
Research and Development expense	[1]	312	145	99
General and administrative expense	[1],[2],[3],[4]	$ 196	$ 467	$ 257

[1]	A consulting agreement was signed on August 20, 2013 between the Company and one of its shareholders, as a consultant to render management, finance and operation services for an amount of approximately $15 per month. During August 2014, the monthly fee was increased to an amount of $19 effective immediately. In August 2014, the Company granted the consultant a bonus in the amount of $90 in connection with the consummation of the IPO. In January 2015, the monthly fee for the services provided was increased to $28 per month.
[2]	In August, 2012, the Company signed an agreement with a consultant, who is also one of the Company’s shareholders and a director, to render management, finance and operation services. The Company paid the consultant from that date until August 24 an amount of approximately $6 per month. During August 2014, the monthly fee was increased to an amount of $15 effective immediately. In August 2014, the Company granted the consultant a bonus in the amount of $80 in connection with the consummation of the IPO. The Company granted an additional bonus in the amount of $70 with regard to services provided during 2014.
[3]	In July 2013, the Company signed a consulting agreement with one of its shareholders, to render advisory services in a fee of $1 per month. The Company terminated the agreement in July 2015.
[4]	The Company signed an agreement with a company owned by one of its related parties. Under the agreement, the related company renders the Company with office services and an office lease for a monthly fee in the amount of approximately $4 since September 10, 2013. The parties terminated the agreement on September 1, 2014.